Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
					Value of initial fixed $100 investment based on:
Year	Summary Compensation Table (SCT) Total to PEO ($)(1)	Compensation Actually Paid (CAP) to PEO ($)(4)	Average SCT Total to Non-PEO NEOs ($)(1)	Average CAP to Non-PEO NEOs ($)(4)	Company Total Shareholder Return (TSR) ($)	Financial Services Composite Index TSR ($)(2)	Net Income ($MM)	Adjusted EPS ($)(3)
2023	19,213,328	17,490,622	9,700,487	8,781,582	136	151	2,488	12.85
2022	20,093,608	10,248,958	9,324,926	5,172,084	124	137	(1,438)(5)	11.29
2021	19,799,737	31,070,154	9,879,467	15,228,582	129	138	7,724	12.68
2020	14,990,254	10,531,380	8,045,602	6,032,859	89	101	(324)	11.05

(1)
The principal executive officer (PEO) reflected for all years shown is Charles F. Lowrey. The non-PEO named executive officers (NEOs) reflected for 2023 are: Kenneth Y. Tanji, Robert M. Falzon and Andrew F. Sullivan, and Caroline A. Feeney. The non-PEO NEOs reflected for 2021 and 2022 are: Kenneth Y. Tanji, Robert M. Falzon, Scott G. Sleyster and Andrew F. Sullivan. The non-PEO NEOs for 2020 are Stephen Pelletier, who retired from the Company on April 1, 2020, as well as Messrs. Tanji, Falzon, Sleyster and Sullivan.

(2)
The peer group reflected is a Financial Services Composite Index, which is the average of the S&P 500 Life & Health Insurance and S&P 500 Diversified Financials indices.

(3)
Adjusted EPS is calculated as described in Appendix A to this Proxy Statement and is subject to the standard adjustments described in Annual Incentive Awards section within the CD&A. Adjusted EPS reflects estimates as of January of the following year.

(4)
The amounts reported as Compensation Actually Paid (CAP) to our PEO and Average CAP to Non-PEO NEOs are derived from Summary Compensation Table (SCT) Totals, as follows:

(5)
Prior period amounts are not restated for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.

PEO SCT Total to CAP Reconciliation
		Deductions from SCT Total		Additions to SCT Total
Year	SCT Total ($)	Change in Pension Value ($)	Grant Date Fair Value of Stock and Option Awards ($)	Pension Service Cost ($)	Above-Market Interest on Supplemental Employee Savings Plan ($)	Fair Value of Stock and Option Awards Granted as of FY End ($)	Change in Value of Prior Year Stock and Option Awards Unvested as of FY End ($)	Change in Value of Prior Year Stock and Option Awards That Vested ($)	Dividend Equivalents Paid ($)(1)	CAP ($)
2023	19,213,328	691,074	13,000,041	327,611	0	12,879,181	(2,405,305)	196,953	969,969	17,490,622
2022	20,093,608	1,016,309	12,500,145	443,465	4,459	6,327,527	(5,156,618)	1,154,676	898,296	10,248,958
2021	19,799,737	781,247	11,300,123	439,898	10,452	17,273,653	5,017,220	170,415	440,148	31,070,154
2020	14,990,254	1,133,852	6,662,505	413,560	12,039	4,381,842	(1,756,444)	(15,084)	301,570	10,531,380

Average Non-PEO NEOs SCT Total to CAP Reconciliation
		Deductions from SCT Total		Additions to SCT Total
Year	SCT Total ($)	Change in Pension Value ($)	Grant Date Fair Value of Stock and Option Awards ($)	Pension Service Cost ($)	Above-Market Interest on Supplemental Employee Savings Plan ($)	Fair Value of Stock and Option Awards Granted as of FY End ($)	Change in Value of Prior Year Stock and Option Awards Unvested as of FY End ($)	Change in Value of Prior Year Stock and Option Awards That Vested ($)	Dividend Equivalents Paid ($)	CAP ($)
2023	9,700,487	675,099	5,787,638	146,744	0	5,733,832	(905,460)	82,278	486,438	8,781,582
2022	9,324,926	47,351	5,600,107	216,251	1,832	2,834,755	(2,452,765)	504,637	389,908	5,172,084
2021	9,879,467	275,707	5,350,094	206,194	4,213	8,178,284	2,310,256	75,981	199,986	15,228,582
2020	8,045,602	958,010	3,379,427	782,666	3,769	2,222,605	(822,363)	(7,243)	145,260	6,032,859

Company Selected Measure Name	AdjustedEPS
Named Executive Officers, Footnote
(1)
The principal executive officer (PEO) reflected for all years shown is Charles F. Lowrey. The non-PEO named executive officers (NEOs) reflected for 2023 are: Kenneth Y. Tanji, Robert M. Falzon and Andrew F. Sullivan, and Caroline A. Feeney. The non-PEO NEOs reflected for 2021 and 2022 are: Kenneth Y. Tanji, Robert M. Falzon, Scott G. Sleyster and Andrew F. Sullivan. The non-PEO NEOs for 2020 are Stephen Pelletier, who retired from the Company on April 1, 2020, as well as Messrs. Tanji, Falzon, Sleyster and Sullivan.

Peer Group Issuers, Footnote	(2) The peer group reflected is a Financial Services Composite Index, which is the average of the S&P 500 Life & Health Insurance and S&P 500 Diversified Financials indices
PEO Total Compensation Amount	$ 19,213,328	$ 20,093,608	$ 19,799,737	$ 14,990,254
PEO Actually Paid Compensation Amount	$ 17,490,622	10,248,958	31,070,154	10,531,380
Adjustment To PEO Compensation, Footnote
PEO SCT Total to CAP Reconciliation
		Deductions from SCT Total		Additions to SCT Total
Year	SCT Total ($)	Change in Pension Value ($)	Grant Date Fair Value of Stock and Option Awards ($)	Pension Service Cost ($)	Above-Market Interest on Supplemental Employee Savings Plan ($)	Fair Value of Stock and Option Awards Granted as of FY End ($)	Change in Value of Prior Year Stock and Option Awards Unvested as of FY End ($)	Change in Value of Prior Year Stock and Option Awards That Vested ($)	Dividend Equivalents Paid ($)(1)	CAP ($)
2023	19,213,328	691,074	13,000,041	327,611	0	12,879,181	(2,405,305)	196,953	969,969	17,490,622
2022	20,093,608	1,016,309	12,500,145	443,465	4,459	6,327,527	(5,156,618)	1,154,676	898,296	10,248,958
2021	19,799,737	781,247	11,300,123	439,898	10,452	17,273,653	5,017,220	170,415	440,148	31,070,154
2020	14,990,254	1,133,852	6,662,505	413,560	12,039	4,381,842	(1,756,444)	(15,084)	301,570	10,531,380

Non-PEO NEO Average Total Compensation Amount	$ 9,700,487	9,324,926	9,879,467	8,045,602
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,781,582	5,172,084	15,228,582	6,032,859
Adjustment to Non-PEO NEO Compensation Footnote
Average Non-PEO NEOs SCT Total to CAP Reconciliation
		Deductions from SCT Total		Additions to SCT Total
Year	SCT Total ($)	Change in Pension Value ($)	Grant Date Fair Value of Stock and Option Awards ($)	Pension Service Cost ($)	Above-Market Interest on Supplemental Employee Savings Plan ($)	Fair Value of Stock and Option Awards Granted as of FY End ($)	Change in Value of Prior Year Stock and Option Awards Unvested as of FY End ($)	Change in Value of Prior Year Stock and Option Awards That Vested ($)	Dividend Equivalents Paid ($)	CAP ($)
2023	9,700,487	675,099	5,787,638	146,744	0	5,733,832	(905,460)	82,278	486,438	8,781,582
2022	9,324,926	47,351	5,600,107	216,251	1,832	2,834,755	(2,452,765)	504,637	389,908	5,172,084
2021	9,879,467	275,707	5,350,094	206,194	4,213	8,178,284	2,310,256	75,981	199,986	15,228,582
2020	8,045,602	958,010	3,379,427	782,666	3,769	2,222,605	(822,363)	(7,243)	145,260	6,032,859

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Most Important Financial Performance Measures
The three items listed to the right represent the most important metrics we used to link our executive compensation program and our named executive officers’ Compensation Actually Paid to our performance for 2023. These metrics, and why we selected these measures, are further described in the CD&A within the section titled “Formulaic Framework for Incentive Programs.”
Adjusted Earnings Per Share (EPS)
Return on Equity (ROE)
Adjusted Book Value Per Share (BVPS)

Total Shareholder Return Amount	$ 136	124	129	89
Peer Group Total Shareholder Return Amount	151	137	138	101
Net Income (Loss)	$ 2,488	$ (1,438,000,000)	$ 7,724,000,000	$ (324,000,000)
Company Selected Measure Amount | $ / shares	12.85	11.29	12.68	11.05
PEO Name	Charles F. Lowrey
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Earnings Per Share (EPS)
Non-GAAP Measure Description
(3)
Adjusted EPS is calculated as described in Appendix A to this Proxy Statement and is subject to the standard adjustments described in Annual Incentive Awards section within the CD&A. Adjusted EPS reflects estimates as of January of the following year.

Measure:: 2
Pay vs Performance Disclosure
Name	Return on Equity (ROE)
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Book Value Per Share (BVPS)
PEO | Pension Value And Equity Awards Value In Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (691,074)	$ (1,016,309)	$ (781,247)	$ (1,133,852)
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,000,041)	(12,500,145)	(11,300,123)	(6,662,505)
PEO | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	327,611	443,465	439,898	413,560
PEO | Above-Market Interest on Supplemental Employee Savings Plan [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	4,459	10,452	12,039
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,879,181	6,327,527	17,273,653	4,381,842
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,405,305)	(5,156,618)	5,017,220	(1,756,444)
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	196,953	1,154,676	170,415	(15,084)
PEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	969,969	898,296	440,148	301,570
Non-PEO NEO | Pension Value And Equity Awards Value In Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(675,099)	(47,351)	(275,707)	(958,010)
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,787,638)	(5,600,107)	(5,350,094)	(3,379,427)
Non-PEO NEO | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	146,744	216,251	206,194	782,666
Non-PEO NEO | Above-Market Interest on Supplemental Employee Savings Plan [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	1,832	4,213	3,769
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,733,832	2,834,755	8,178,284	2,222,605
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(905,460)	(2,452,765)	2,310,256	(822,363)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	82,278	504,637	75,981	(7,243)
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 486,438	$ 389,908	$ 199,986	$ 145,260